Condensed Consolidated Interim Statements of Operations (Unaudited) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020
Income Statement [Abstract]
Revenues	$ 234,927	$ 203,249	$ 447,353	$ 402,548
Cost of services	(193,931)	(164,343)	(368,242)	(322,613)
Gross profit	40,996	38,906	79,111	79,935
Selling, general and administrative expenses	(22,379)	(17,114)	(40,525)	(35,741)
Amortization	(4,499)	(3,934)	(8,507)	(7,821)
Operating income	14,118	17,858	30,079	36,373
Interest expense, net	(3,234)	(4,165)	(6,397)	(8,675)
Gain/(loss) on Private Warrant Liability		(22)		558
Other income / (expense), net	(655)	(309)	(372)	(420)
Income before income tax	10,229	13,362	23,310	27,836
Income tax expense	(2,408)	(2,848)	(4,017)	(5,375)
Net income	7,821	10,514	19,293	22,461
Net income / (loss) attributable to non-controlling interests
Net income attributable to shareholders	$ 7,821	$ 10,514	$ 19,293	$ 22,461
Weighted average shares outstanding:
Basic	91,124,273	88,232,694	90,788,083	87,731,986
Diluted	94,636,374	88,232,694	93,368,023	87,731,986
Net earnings per share (Note 16):
Basic	$ 0.09	$ 0.12	$ 0.21	$ 0.25
Diluted	$ 0.08	$ 0.12	$ 0.21	$ 0.25